INVESTMENT SECURITIES - Schedule of Investment Securities Classified as Current and Long-Term (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investment [Line Items]
Amortized Cost	$ 9,826	$ 9,018
Gross Unrealized Gains	168	218
Gross Unrealized Losses	(196)	(126)
Total debt securities, Fair Value	9,798	9,110
Debt Securities | Tax-exempt municipal securities
Investment [Line Items]
Amortized Cost	3,358	2,611
Gross Unrealized Gains	15	61
Gross Unrealized Losses	(68)	(4)
Total debt securities, Fair Value	3,305	2,668
Debt Securities | Residential Mortgage-backed securities
Investment [Line Items]
Amortized Cost	9	13
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Total debt securities, Fair Value	9	13
Debt Securities | Commercial Mortgage-backed securities
Investment [Line Items]
Amortized Cost	307	1,024
Gross Unrealized Gains	1	2
Gross Unrealized Losses	(4)	(41)
Total debt securities, Fair Value	304	985
Debt Securities | Asset-backed securities
Investment [Line Items]
Amortized Cost	160	264
Gross Unrealized Gains	0	1
Gross Unrealized Losses	0	(2)
Total debt securities, Fair Value	160	263
Debt Securities | Corporate debt securities
Investment [Line Items]
Amortized Cost	3,530	2,873
Gross Unrealized Gains	145	140
Gross Unrealized Losses	(78)	(55)
Total debt securities, Fair Value	3,597	2,958
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | U.S. Treasury and agency obligations
Investment [Line Items]
Amortized Cost	800	331
Gross Unrealized Gains	1	2
Gross Unrealized Losses	(15)	(1)
Total debt securities, Fair Value	786	332
Debt Securities | U.S. Treasury And Other U.S. Government Corporations And Agencies | Mortgage-backed securities
Investment [Line Items]
Amortized Cost	1,662	1,902
Gross Unrealized Gains	6	12
Gross Unrealized Losses	(31)	(23)
Total debt securities, Fair Value	$ 1,637	$ 1,891